Adoption of IFRS 16 - Impacts of Adopting IFRS 16 (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of initial application of standards or interpretations [line items]
Prepaid expenses	$ 194	$ 189	$ 244
Other current assets	190	338	329
Property, plant and equipment	27,636	27,101	24,844	$ 24,029
Other non-current assets	1,274	864	847
Trade payables and other liabilities	3,954	3,931	3,941
Debt due within one year	3,881	4,938	4,645
Long-term debt	22,415	21,771	19,760
Deferred tax liabilities	3,561	3,156	3,163
Other non-current liabilities	871	958	997
Deficit	(4,632)	(4,956)	(4,937)
Non-controlling interest	$ 334	325	326
Adoption of IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment			27,101
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Deficit		(19)
IFRS 16 | Previously stated
Disclosure of initial application of standards or interpretations [line items]
Prepaid expenses			244
Other current assets			329
Property, plant and equipment			24,844
Other non-current assets			847
Trade payables and other liabilities			3,941
Debt due within one year			4,645
Long-term debt			19,760
Deferred tax liabilities			3,163
Other non-current liabilities			997
Deficit			(4,937)
Non-controlling interest			$ 326
IFRS 16 | Adoption of IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Prepaid expenses		(55)
Other current assets		9
Property, plant and equipment		2,257
Other non-current assets		17
Trade payables and other liabilities		(10)
Debt due within one year		293
Long-term debt		2,011
Deferred tax liabilities		(7)
Other non-current liabilities		(39)
Deficit		(19)
Non-controlling interest		$ (1)